Segment disclosure (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Net Sales for New and Used Systems	Net system sales for new and used systems were as follows:

Year ended December 31 (€, in millions)	2021	2022	2023
New systems	13,446.1	15,152.3	21,622.4
Used systems	206.7	278.0	316.2
Net system sales	13,652.8	15,430.3	21,938.6

Net Sales and Long-lived Assets by Geographic Region	Total net
sales and long-lived assets by geographic region were as follows:

Year ended December 31 (€, in millions)	Total net sales	Long-lived assets
2023
Japan	613.6	10.4
South Korea	6,949.2	148.1
Singapore	282.1	5.0
Taiwan	8,074.6	354.5
China	7,251.8	48.6
Rest of Asia	3.9	0.2
Netherlands	25.1	3,783.6
EMEA	1,206.8	314.5
United States	3,151.4	1,134.9
Total	27,558.5	5,799.8

Year ended December 31 (€, in millions)	Total net sales	Long-lived assets

2022
Japan	1,008.6	7.9
South Korea	6,045.6	85.4
Singapore	475.5	5.5
Taiwan	8,095.5	216.3
China	2,916.0	40.8
Rest of Asia	7.2	0.2
Netherlands	9.2	2,748.5
EMEA	624.5	228.5
United States	1,991.3	803.8
Total	21,173.4	4,136.9

2021
Japan	459.3	5.5
South Korea	6,223.0	61.2
Singapore	126.2	7.3
Taiwan	7,327.9	163.6
China	2,740.8	17.0
Rest of Asia	1.8	0.2
Netherlands	14.2	2,048.1
EMEA	134.6	124.0
United States	1,583.2	555.8
Total	18,611.0	2,982.7